Net trading income (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net trading income		£ 4,566	£ 3,500	£ 2,768
Own credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	[1]	0	0	(35)
Assets held for trading [member] | Liabilities held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income		3,292	2,388	2,426
Financial assets designated at fair value [member] | Financial liabilities designated at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income		267	1,112	377
Financial assets mandatorily at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income		£ 1,007	£ 0	£ 0

[1]

Following the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit on financial liabilities designated at fair value through profit and loss, which was previously reported in income statement, is now recognised in other comprehensive income.